Consolidated Statement of Changes In Shareholders'/Members' Equity (Parenthetical) (Members' Equity [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014
Members' Equity [Member]
Distributions	$ 1,663